Operations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operations
Equity interest of the acquiree	100.00%	100.00%
Shareholders equity book value	R$ 1,282,579
Shareholders equity fair value	4,575,159
Surplus of radio frequencies	3,038,951
Surplus of customers portfolio	253,629
Contribution to the Group's net revenue as of the acquisition date	1,231,518
Contribution to the Group with a loss as of the acquisition date	(626,258)
Net revenue from the acquiree since the beginning of the year	2,297,351
Loss from the acquiree since the beginning of the year	R$ (1,910,638)